FAIR VALUE MEASUREMENTS - Part 1 (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash held - offsetting derivative net asset positions under master-netting arrangements	$ 0	$ 0
Cash posted - total	30,600	67,700
Cash posted - offsetting derivative net liability positions under master-netting arrangements	12,800	51,600
Cash posted - remaining in excess of derivative net liability positions included in consolidated Balance Sheets	17,800	16,100
Long-term Debt, Fair Value	8,900,000	8,800,000
Long-term Debt	8,300,000	8,300,000
Fair Value, Measurements, Recurring [Member]
Derivative assets
Commodity contracts - financial	751	951
Commodity contracts - physical	508
Interest rate contracts	47,914	47,457
Total derivatives assets	49,173	48,408
Derivative assets netting	(17,217)	(4,760)
Derivative liabilities
Commodity contracts - financial	(346)	0
Commodity contracts - physical	(1,393)	(3,022)
Interest-rate contracts	(11,316)	(12,795)
Total derivative liabilities	(13,055)	(15,817)
Derivative liabilities netting	29,973	56,319
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member]
Derivative assets
Commodity contracts - financial	17,968	5,711
Commodity contracts - physical	508
Interest rate contracts	47,914	47,457
Total derivatives assets	66,390	53,168
Derivative liabilities
Commodity contracts - financial	(30,319)	(56,319)
Commodity contracts - physical	(1,393)	(3,022)
Interest-rate contracts	(11,316)	(12,795)
Total derivative liabilities	(43,028)	(72,136)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Derivative assets
Commodity contracts - financial	3,293	1,147
Commodity contracts - physical	0
Interest rate contracts	0	0
Total derivatives assets	3,293	1,147
Derivative liabilities
Commodity contracts - financial	(15,757)	(31,458)
Commodity contracts - physical	0	0
Interest-rate contracts	0	0
Total derivative liabilities	(15,757)	(31,458)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Derivative assets
Commodity contracts - financial	0	0
Commodity contracts - physical	0
Interest rate contracts	47,914	47,457
Total derivatives assets	47,914	47,457
Derivative liabilities
Commodity contracts - financial	0	0
Commodity contracts - physical	0	0
Interest-rate contracts	(11,316)	(12,795)
Total derivative liabilities	(11,316)	(12,795)
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative assets
Commodity contracts - financial	14,675	4,564
Commodity contracts - physical	508
Interest rate contracts	0	0
Total derivatives assets	15,183	4,564
Derivative liabilities
Commodity contracts - financial	(14,562)	(24,861)
Commodity contracts - physical	(1,393)	(3,022)
Interest-rate contracts	0	0
Total derivative liabilities	$ (15,955)	$ (27,883)